PENSION PLANS. (Details 2) - Postretirement Plan [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Amounts at the end of the year:
Accumulated/projected benefit obligation	$ 5,711	$ 5,565
Fair value of plan assets
Funded status, (underfunded)/overfunded	(5,711)	(5,565)
Amounts recognized in the consolidated balance sheets:
Accrued liabilties	(320)	(240)
Other liabilities	(5,392)	(5,325)
Accumulated other comprehensive loss (income)	$ 1,394	$ 1,508